Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	STRATTON REAL ESTATE FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000030137
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

STRATTON REAL ESTATE FUND SUMMARY SECTION
Investment Objective
The fund seeks total return through investment in real estate securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	STRATTON REAL ESTATE FUND, INC.
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	1.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Annual Fund Operating Expenses -	STRATTON REAL ESTATE FUND, INC.
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Fund Operating Expenses	1.04%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
STRATTON REAL ESTATE FUND, INC.	106	331	574	1,271

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7.16% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its assets in securities of real estate and real estate related companies, or in companies which own significant real estate assets at the time of purchase ("real estate companies") and may include Real Estate Investment Trusts ("REITs").A real estate company generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The fund will invest at least 25% of its assets in REITs. The fund may invest in equity securities of issuers of any size and debt securities with any maturities. The fund may also invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depository receipts for such securities. In pursuing total return, the fund will emphasize both capital appreciation and current income.

Principal Investment Risks

There are risks involved with any investment, but the risks associated with an investment in this fund include:

•	Stock market risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.

•	Investment category risk, or the risk that the fund's concentration in REIT securities may produce a greater risk of loss than a non-concentrated mutual fund.

•

Real estate market and REIT risk, or the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.

•	Small-cap stock risk, or the risk that the fund's investment in small-cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies.

•

Foreign securities risk, or the risk that the fund's investment may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of markets.

•

Debt securities risk, or the risk that the value of the debt security will fall if interest rates rise or as a result of other factors including the performance of the issuer, the market perception of the issuer or general economic conditions. Debt securities having longer maturities involve greater risk of fluctuations in value.

•	Manager risk, or the risk that the portfolio manager's strategy may fail to produce the intended results.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.

Investment Results

The bar chart and table set out below show the fund's historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance.The fund's past performance (before and after taxes) may not be an indication of how the fund will perform in the future. Updated performance information for the fund may be obtained by visiting www.strattonfunds.com or by calling (800) 634-5726.

Calendar Year Total Returns

Highest/Lowest quarterly results during this time period were: Highest: 32.87% September 30, 2009 Lowest: (34.19%) December 31, 2008
Average Annual Total Returns for Periods Ending on December 31, 2010
Average Annual Total Returns -	1 Year	5 Years	10 Years
STRATTON REAL ESTATE FUND, INC.	22.60%	4.43%	10.60%
STRATTON REAL ESTATE FUND, INC. After Taxes on Distributions	22.09%	2.45%	8.39%
STRATTON REAL ESTATE FUND, INC. After Taxes on Distributions and Sale of Fund Shares	14.67%	3.15%	8.35%
STRATTON REAL ESTATE FUND, INC. S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
STRATTON REAL ESTATE FUND, INC. FTSE NAREIT Equity Index (reflects no deduction for fees, expenses or taxes)	27.95%	3.03%	10.76%

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The 5 year average annual return after taxes on distributions and sale of fund shares is higher than the 5 year average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

The FTSE NAREIT Equity Index is an unmanaged market-capitalization-weighted index of all tax-qualified equity REITs listed on the NYSE, AMEX and NASDAQ that have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. As of December 31, 2010, the FTSE NAREIT Equity Index was comprised of 112 REITs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STRATTON REAL ESTATE FUND, INC.
Prospectus Date	rr_ProspectusDate	May 1, 2011
STRATTON REAL ESTATE FUND, INC. | STRATTON REAL ESTATE FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	rr_RedemptionFeeOverRedemption	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	rr_ExchangeFeeOverRedemption	1.50%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
Annual Return 2001	rr_AnnualReturn2001	22.98%
Annual Return 2002	rr_AnnualReturn2002	6.46%
Annual Return 2003	rr_AnnualReturn2003	32.38%
Annual Return 2004	rr_AnnualReturn2004	22.17%
Annual Return 2005	rr_AnnualReturn2005	4.11%
Annual Return 2006	rr_AnnualReturn2006	28.32%
Annual Return 2007	rr_AnnualReturn2007	(15.35%)
Annual Return 2008	rr_AnnualReturn2008	(30.34%)
Annual Return 2009	rr_AnnualReturn2009	33.90%
Annual Return 2010	rr_AnnualReturn2010	22.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.19%)
1 Year	rr_AverageAnnualReturnYear01	22.60%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	10.60%
STRATTON REAL ESTATE FUND, INC. | STRATTON REAL ESTATE FUND, INC. | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.09%
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	8.39%
STRATTON REAL ESTATE FUND, INC. | STRATTON REAL ESTATE FUND, INC. | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.67%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	8.35%
STRATTON REAL ESTATE FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATTON REAL ESTATE FUND SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return through investment in real estate securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7.16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.16%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its assets in securities of real estate and real estate related companies, or in companies which own significant real estate assets at the time of purchase ("real estate companies") and may include Real Estate Investment Trusts ("REITs").A real estate company generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The fund will invest at least 25% of its assets in REITs. The fund may invest in equity securities of issuers of any size and debt securities with any maturities. The fund may also invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depository receipts for such securities. In pursuing total return, the fund will emphasize both capital appreciation and current income.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its assets in securities of real estate and real estate related companies, or in companies which own significant real estate assets at the time of purchase ("real estate companies") and may include Real Estate Investment Trusts ("REITs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are risks involved with any investment, but the risks associated with an investment in this fund include:

•	Stock market risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.

•	Investment category risk, or the risk that the fund's concentration in REIT securities may produce a greater risk of loss than a non-concentrated mutual fund.

•

Real estate market and REIT risk, or the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.

•	Small-cap stock risk, or the risk that the fund's investment in small-cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies.

•

Foreign securities risk, or the risk that the fund's investment may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of markets.

•

Debt securities risk, or the risk that the value of the debt security will fall if interest rates rise or as a result of other factors including the performance of the issuer, the market perception of the issuer or general economic conditions. Debt securities having longer maturities involve greater risk of fluctuations in value.

•	Manager risk, or the risk that the portfolio manager's strategy may fail to produce the intended results.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 634-5726.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strattonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) may not be an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart and table set out below show the fund's historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance.The fund's past performance (before and after taxes) may not be an indication of how the fund will perform in the future. Updated performance information for the fund may be obtained by visiting www.strattonfunds.com or by calling (800) 634-5726.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest: 32.87% September 30, 2009 Lowest: (34.19%) December 31, 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ending on December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The 5 year average annual return after taxes on distributions and sale of fund shares is higher than the 5 year average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

The FTSE NAREIT Equity Index is an unmanaged market-capitalization-weighted index of all tax-qualified equity REITs listed on the NYSE, AMEX and NASDAQ that have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. As of December 31, 2010, the FTSE NAREIT Equity Index was comprised of 112 REITs.

STRATTON REAL ESTATE FUND, INC. | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
STRATTON REAL ESTATE FUND, INC. | FTSE NAREIT Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.95%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	10.76%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011